American Funds Inflation Linked Bond Fund®
Investment portfolio
August 31, 2021
unaudited
Bonds, notes & other debt instruments 97.01% U.S. Treasury bonds & notes 82.38% U.S. Treasury inflation-protected securities 82.08%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	$114,726	$116,143
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	18,780	19,292
U.S. Treasury Inflation-Protected Security 0.125% 2023[1]	35,243	36,569
U.S. Treasury Inflation-Protected Security 0.375% 2023[1]	31,513	33,314
U.S. Treasury Inflation-Protected Security 0.125% 2024[1,2]	34,936	37,531
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	686	736
U.S. Treasury Inflation-Protected Security 0.50% 2024[1,2]	198,590	213,048
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	111,752	119,746
U.S. Treasury Inflation-Protected Security 0.125% 2025[1]	442,892	477,567
U.S. Treasury Inflation-Protected Security 0.125% 2025[1]	314,043	342,666
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]	131,763	142,473
U.S. Treasury Inflation-Protected Security 0.375% 2025[1,2]	296,992	326,439
U.S. Treasury Inflation-Protected Security 2.375% 2025[1]	33,790	39,097
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]	833,746	911,043
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]	142,776	157,369
U.S. Treasury Inflation-Protected Security 0.625% 2026[1]	188,042	209,460
U.S. Treasury Inflation-Protected Security 2.00% 2026[1,2]	142,323	167,572
U.S. Treasury Inflation-Protected Security 0.375% 2027[1]	200,975	226,499
U.S. Treasury Inflation-Protected Security 0.375% 2027[1]	111,993	125,093
U.S. Treasury Inflation-Protected Security 2.375% 2027[1,2]	204,994	252,584
U.S. Treasury Inflation-Protected Security 0.50% 2028[1]	252,604	286,474
U.S. Treasury Inflation-Protected Security 1.75% 2028[1]	79,088	96,357
U.S. Treasury Inflation-Protected Security 0.25% 2029[1,2]	233,819	263,930
U.S. Treasury Inflation-Protected Security 0.875% 2029[1]	73,577	86,276
U.S. Treasury Inflation-Protected Security 2.50% 2029[1]	2,530	3,288
U.S. Treasury Inflation-Protected Security 0.125% 2030[1,2]	714,022	800,329
U.S. Treasury Inflation-Protected Security 0.125% 2030[1]	572,772	638,655
U.S. Treasury Inflation-Protected Security 0.125% 2031[1,2]	1,468,073	1,639,796
U.S. Treasury Inflation-Protected Security 2.125% 2040[1]	56,550	85,939
U.S. Treasury Inflation-Protected Security 2.125% 2041[1]	53,953	82,961
U.S. Treasury Inflation-Protected Security 0.75% 2042[1]	60,102	74,823
U.S. Treasury Inflation-Protected Security 0.625% 2043[1]	160,787	195,990
U.S. Treasury Inflation-Protected Security 1.375% 2044[1]	75,870	106,558
U.S. Treasury Inflation-Protected Security 0.75% 2045[1]	129,186	162,847
U.S. Treasury Inflation-Protected Security 1.00% 2046[1]	111,015	148,289
U.S. Treasury Inflation-Protected Security 0.875% 2047[1]	163,491	215,394
U.S. Treasury Inflation-Protected Security 1.00% 2048[1]	165,990	226,683
U.S. Treasury Inflation-Protected Security 1.00% 2049[1]	50,300	69,264
U.S. Treasury Inflation-Protected Security 0.25% 2050[1]	67,053	77,762
U.S. Treasury Inflation-Protected Security 0.125% 2051[1,2]	691,709	781,917
		9,997,773
U.S. Treasury 0.30%
U.S. Treasury 4.375% 2039[2]	25,655	36,480
Total U.S. Treasury bonds & notes		10,034,253
American Funds Inflation Linked Bond Fund — Page 1 of 12

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans 5.13% Energy 1.34%	Principal amount (000)	Value (000)
Energy Transfer Partners LP 6.00% 2048	$10,000	$12,800
Equinor ASA 3.625% 2028	13,165	14,873
MPLX LP 4.00% 2028	2,430	2,718
MPLX LP 4.70% 2048	10,000	11,707
ONEOK, Inc. 6.35% 2031	15,014	19,359
ONEOK, Inc. 7.15% 2051	5,564	8,201
Petróleos Mexicanos 7.47% 2026	MXN30	1
Qatar Petroleum 2.25% 2031[3]	$17,300	17,470
Qatar Petroleum 3.125% 2041[3]	13,495	13,922
Qatar Petroleum 3.30% 2051[3]	12,200	12,628
Sabine Pass Liquefaction, LLC 4.20% 2028	2,225	2,501
Sabine Pass Liquefaction, LLC 4.50% 2030	12,053	13,974
TransCanada PipeLines, Ltd. 4.10% 2030	19,103	21,897
Williams Companies, Inc. 3.50% 2030	9,898	10,878
		162,929
Consumer discretionary 1.31%
Alibaba Group Holding, Ltd. 2.125% 2031	15,196	14,961
Amazon.com, Inc. 2.10% 2031	40,000	41,048
Amazon.com, Inc. 3.10% 2051	40,000	43,141
Boston University 4.061% 2048	2,075	2,619
Duke University 2.832% 2055	5,000	5,272
Home Depot, Inc. 2.95% 2029	8,408	9,214
Home Depot, Inc. 4.50% 2048	1,240	1,632
Massachusetts Institute of Technology 2.294% 2051	22,000	21,460
The Board of Trustees of The Leland Stanford Junior University 1.289% 2027	4,950	5,038
Yale University 1.482% 2030	15,000	14,886
		159,271
Utilities 0.62%
Consumers Energy Co. 4.05% 2048	8,570	10,652
Duke Energy Corp. 0.90% 2025	6,850	6,812
Entergy Corp. 2.80% 2030	4,425	4,627
Entergy Corp. 3.75% 2050	4,700	5,190
Exelon Corp. 4.05% 2030	4,725	5,423
Exelon Corp. 4.70% 2050	1,300	1,667
Mississippi Power Co. 4.25% 2042	1,660	2,003
Public Service Electric and Gas Co. 2.05% 2050	5,365	4,769
Public Service Enterprise Group, Inc. 3.20% 2049	8,250	8,989
Tampa Electric Co. 4.45% 2049	8,070	10,499
Virginia Electric and Power Co. 3.80% 2028	7,925	8,962
Virginia Electric and Power Co. 2.875% 2029	2,800	3,021
Wisconsin Electric Power Co. 4.30% 2048	2,600	3,271
		75,885
Information technology 0.61%
Apple, Inc. 2.40% 2050	30,000	28,546
Broadcom, Inc. 5.00% 2030	17,063	20,229
Global Payments, Inc. 2.90% 2030	6,972	7,333
PayPal Holdings, Inc. 1.65% 2025	11,647	11,994
PayPal Holdings, Inc. 3.25% 2050	6,210	6,863
		74,965
American Funds Inflation Linked Bond Fund — Page 2 of 12

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 0.42%	Principal amount (000)	Value (000)
Becton, Dickinson and Company 3.70% 2027	$7,700	$8,594
Cigna Corp. 4.90% 2048	7,175	9,405
Sharp HealthCare 2.68% 2050	17,500	17,449
Summa Health 3.511% 2051	9,945	10,754
Trinity Health Corp. 2.632% 2040	5,000	4,992
		51,194
Consumer staples 0.33%
Anheuser-Busch InBev NV 3.50% 2030	7,500	8,361
Anheuser-Busch InBev NV 4.60% 2048	8,519	10,494
Anheuser-Busch InBev NV 4.50% 2050	1,481	1,845
Conagra Brands, Inc. 4.85% 2028	6,400	7,644
Keurig Dr Pepper, Inc. 4.057% 2023	5,354	5,680
Keurig Dr Pepper, Inc. 5.085% 2048	4,291	5,758
		39,782
Communication services 0.19%
SBA Tower Trust 1.631% 2026[3]	22,469	22,691
Financials 0.12%
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[4]	14,149	14,193
Materials 0.08%
Air Products and Chemicals, Inc. 1.50% 2025	6,427	6,594
Air Products and Chemicals, Inc. 2.05% 2030	3,284	3,375
		9,969
Real estate 0.06%
American Campus Communities, Inc. 3.875% 2031	2,892	3,248
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[3]	4,080	4,187
		7,435
Industrials 0.05%
General Electric Co. 3.625% 2030	2,625	2,954
United Technologies Corp. 4.125% 2028	3,265	3,759
		6,713
Total corporate bonds, notes & loans		625,027
Bonds & notes of governments & government agencies outside the U.S. 5.04%
China (People’s Republic of), Series INBK, 2.85% 2027	CNY73,280	11,348
China (People’s Republic of), Series IMBK, 3.28% 2027	256,090	40,760
China (People’s Republic of), Series INBK, 2.68% 2030	657,940	99,644
China (People’s Republic of), Series INBK, 3.27% 2030	164,690	26,241
China (People’s Republic of), Series INBK, 3.81% 2050	122,870	20,178
China (People’s Republic of), Series INBK, 3.72% 2051	247,870	40,540
China Development Bank Corp., Series 2004, 3.43% 2027	66,990	10,546
China Development Bank Corp., Series 1805, 4.04% 2028	267,870	43,513
China Development Bank Corp., Series 1805, 4.88% 2028	146,140	24,787
Colombia (Republic of) 5.00% 2045	$600	630
Italy (Republic of) 0.10% 2023[1]	€62,840	76,329
Japan, Series 18, 0.10% 2024[1]	¥2,242,450	20,709
American Funds Inflation Linked Bond Fund — Page 3 of 12

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Japan, Series 20, 0.10% 2025[1]	¥4,322,250	$39,995
Peru (Republic of) 2.392% 2026	$2,730	2,829
PETRONAS Capital, Ltd. 3.50% 2030[3]	5,490	6,058
PETRONAS Capital, Ltd. 4.55% 2050[3]	5,775	7,324
Philippines (Republic of) 1.648% 2031	18,830	18,571
Philippines (Republic of) 2.65% 2045	18,235	17,666
Spain (Kingdom of) 1.25% 2030	€20,861	26,995
United Kingdom 0.125% 2041[1]	£8,729	20,322
United Mexican States, Series M20, 10.00% 2024	MXN110,000	6,096
United Mexican States, Series M, 5.75% 2026	521,500	25,210
United Mexican States, Series M, 7.50% 2027	110,000	5,686
United Mexican States, Series M, 8.00% 2047	418,544	21,737
		613,714
Asset-backed obligations 2.30%
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.076% 2030[3,5,6]	$3,662	3,662
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.076% 2030[3,5,6]	2,112	2,113
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.058% 2028[3,5,6]	4,512	4,512
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.131% 2030[3,5,6]	5,500	5,500
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[3,5]	2,061	2,093
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.099% 2030[3,5,6]	6,705	6,705
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,5]	4,929	5,026
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[3,5]	802	819
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.106% 2028[3,5,6]	7,090	7,090
Dryden Senior Loan Fund, CLO, Series 2014-33A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.126% 2029[3,5,6]	2,237	2,237
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,5]	10,923	10,946
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[3,5]	27,501	27,885
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[3,5]	3,772	3,860
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[3,5]	22,781	23,123
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[3,5]	8,127	8,184
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[3,5]	5,490	5,542
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 2025[3,5]	779	786
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[3,5]	8,811	8,923
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[3,5]	5,925	6,033
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[3,5]	826	843
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.126% 2029[3,5,6]	4,958	4,959
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.134% 2030[3,5,6]	7,175	7,174
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.276% 2029[3,5,6]	6,355	6,355
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[3,5]	9,591	9,626
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[3,5]	13,762	13,820
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.095% 2030[3,5,6]	2,296	2,296
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.129% 2028[3,5,6]	17,714	17,727
American Funds Inflation Linked Bond Fund — Page 4 of 12

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.034% 2029[3,5,6]	$6,756	$6,756
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.066% 2030[3,5,6]	5,997	5,997
Santander Consumer Auto Receivables Trust, Series 2020-A, Class B, 2.26% 2025[3,5]	6,250	6,404
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.114% 2030[3,5,6]	7,160	7,164
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.114% 2030[3,5,6]	4,214	4,214
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.206% 2030[3,5,6]	4,485	4,485
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[3,5]	22,152	22,209
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[3,5]	9,413	9,540
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 2045[3,5]	6,785	6,923
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[3,5]	3,190	3,236
Triton Container Finance VIII LLC, Series 2020-1, Class B, 3.74% 2045[3,5]	5,722	5,893
		280,660
Mortgage-backed obligations 1.29% Collateralized mortgage-backed obligations (privately originated) 1.26%
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,5,6]	7,627	7,665
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.884% 2053[3,5,6]	18,650	18,694
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 0.984% 2053[3,5,6]	7,191	7,213
MRA Issuance Trust, Series 2020-10, Class A2, (1-month USD-LIBOR + 1.70%) 1.70% 2022[3,5,6]	34,117	34,157
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.784% 2055[3,5,6]	17,076	16,999
Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.734% 2054[3,5,6]	40,721	40,745
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[3,5,6]	2,938	2,984
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,5]	25,247	25,646
		154,103
Commercial mortgage-backed securities 0.03%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[5]	3,000	3,109
Total mortgage-backed obligations		157,212
Municipals 0.87% California 0.22%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	7,500	7,589
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	9,200	9,304
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	10,100	10,090
		26,983
Florida 0.30%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	18,085	18,305
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	17,885	18,364
		36,669
American Funds Inflation Linked Bond Fund — Page 5 of 12

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois 0.05%	Principal amount (000)	Value (000)
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	$631	$669
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-C, 3.955% 2026	5,000	5,362
		6,031
Michigan 0.08%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2020-II, 2.705% 2040	9,715	9,746
Ohio 0.22%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	24,670	25,898
Total municipals		105,327
Total bonds, notes & other debt instruments (cost: $10,934,539,000)		11,816,193
Short-term securities 2.60% Money market investments 2.60%	Shares
Capital Group Central Cash Fund 0.06%[7,8]	3,174,759	317,508
Total short-term securities (cost: $317,485,000)		317,508
Total investment securities 99.61% (cost: $11,252,024,000)		12,133,701
Other assets less liabilities 0.39%		46,912
Net assets 100.00%		$12,180,613
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 8/31/2021[10] (000)	Unrealized appreciation (depreciation) at 8/31/2021 (000)
90 Day Euro Dollar Futures	Short	12,551	December 2022	$(3,137,750)	$(3,124,571)	$941
90 Day Euro Dollar Futures	Long	23,215	September 2023	5,803,750	5,754,418	1,317
90 Day Euro Dollar Futures	Short	25,573	December 2023	(6,393,250)	(6,331,555)	(1,639)
90 Day Euro Dollar Futures	Short	32,953	December 2024	(8,238,250)	(8,129,093)	(26,019)
2 Year U.S. Treasury Note Futures	Short	14	December 2021	(2,800)	(3,085)	(1)
5 Year Euro-Bobl Futures	Short	4,759	September 2021	€(475,900)	(758,422)	(5,425)
5 Year U.S. Treasury Note Futures	Long	250	December 2021	$25,000	30,930	(6)
10 Year U.S. Treasury Note Futures	Long	1,239	December 2021	123,900	165,348	(33)
10 Year Ultra U.S. Treasury Note Futures	Short	14,698	December 2021	(1,469,800)	(2,175,534)	(842)
20 Year U.S. Treasury Bond Futures	Long	3,902	December 2021	390,200	635,904	(1,978)
30 Year Euro-Buxl Futures	Long	686	September 2021	€68,600	172,140	10,287
30 Year Ultra U.S. Treasury Bond Futures	Short	1,334	December 2021	$(133,400)	(263,173)	289
						$(23,109)
American Funds Inflation Linked Bond Fund — Page 6 of 12

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 8/31/2021 (000)
Purchases (000)	Sales (000)
COP291,001,855	USD72,832	Citibank	9/13/2021	$4,322
COP279,314,240	USD69,893	Morgan Stanley	9/13/2021	4,162
CAD149,600	USD116,168	Citibank	9/13/2021	2,404
CAD76,020	USD59,186	Morgan Stanley	9/13/2021	1,067
USD144,333	CAD180,903	Morgan Stanley	9/13/2021	950
USD66,844	CAD84,300	Citibank	9/13/2021	29
USD2,459	MXN49,000	JPMorgan Chase	9/13/2021	24
USD34,592	MXN698,233	Citibank	9/13/2021	(111)
USD105,929	NZD151,300	HSBC Bank	9/13/2021	(685)
USD123,151	IDR1,779,900,000	Citibank	9/13/2021	(1,950)
USD165,170	AUD223,900	HSBC Bank	9/17/2021	1,359
USD20,611	GBP14,882	HSBC Bank	9/17/2021	149
USD11,572	SEK100,000	Bank of America	9/17/2021	(18)
JPY1,466,000	USD13,346	Morgan Stanley	9/17/2021	(19)
USD86,131	EUR72,981	Morgan Stanley	9/17/2021	(71)
USD67,536	PHP3,419,611	HSBC Bank	9/17/2021	(1,295)
USD69,286	PHP3,508,289	Citibank	9/17/2021	(1,330)
NOK470,120	USD52,988	HSBC Bank	9/20/2021	1,086
USD25,116	NOK218,150	Morgan Stanley	9/20/2021	24
USD22,592	CLP17,867,000	BNP Paribas	9/23/2021	(475)
USD136,457	CNH888,800	UBS AG	9/23/2021	(948)
RUB6,010,000	USD80,268	Citibank	9/24/2021	1,511
RUB631,000	USD8,428	Citibank	9/24/2021	159
EUR19,436	MXN460,000	BNP Paribas	9/24/2021	135
USD9,221	CNH60,112	Goldman Sachs	9/24/2021	(71)
JPY1,992,700	EUR15,526	Bank of America	9/24/2021	(225)
JPY17,221,380	USD156,986	JPMorgan Chase	9/24/2021	(415)
USD174,882	GBP128,375	HSBC Bank	9/24/2021	(1,626)
USD76,439	JPY8,382,000	Citibank	9/27/2021	231
USD27,733	KRW32,489,550	HSBC Bank	9/28/2021	(294)
USD38,991	EUR33,131	UBS AG	10/7/2021	(158)
				$7,921
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 8/31/2021 (000)
1.5675%	3-month USD-LIBOR	8/17/2023	$270,000	$6,755	$—	$6,755
1.2475%	3-month NZD-BBR-FRA	8/20/2023	NZ$34,659	(10)	—	(10)
1.23497%	3-month NZD-BBR-FRA	8/20/2023	295,353	(136)	—	(136)
1.2375%	3-month NZD-BBR-FRA	8/26/2023	108,854	(68)	—	(68)
1.264%	3-month NZD-BBR-FRA	8/27/2023	272,097	(70)	—	(70)
1.26%	3-month NZD-BBR-FRA	8/30/2023	44,882	(15)	—	(15)
1.28%	3-month NZD-BBR-FRA	8/31/2023	44,882	(2)	—	(2)
0.207%	U.S. EFFR	2/26/2024	$2,517,000	(5,151)	—	(5,151)
U.S. EFFR	0.11%	5/18/2024	978,900	5,043	—	5,043
American Funds Inflation Linked Bond Fund — Page 7 of 12

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 8/31/2021 (000)
6.23%	28-day MXN-TIIE	3/28/2025	MXN1,280,750	$12	$—	$12
U.S. EFFR	0.126%	6/25/2025	$148,300	2,224	—	2,224
U.S. EFFR	0.1275%	6/25/2025	148,300	2,215	—	2,215
U.S. EFFR	0.106%	6/30/2025	165,539	2,632	—	2,632
3-month USD-LIBOR	1.867%	7/11/2025	274,100	(8,384)	—	(8,384)
(0.445)%	6-month EURIBOR	12/3/2025	€344,500	(1,283)	—	(1,283)
(0.452)%	6-month EURIBOR	12/3/2025	344,500	(1,406)	—	(1,406)
3-month SEK-STIBOR	0.154%	2/5/2026	SKr724,100	378	—	378
3-month SEK-STIBOR	0.159%	2/8/2026	726,200	365	—	365
3-month SEK-STIBOR	0.1625%	2/8/2026	722,800	350	—	350
6-month JPY-LIBOR	0.228%	2/8/2026	¥4,250,000	(426)	—	(426)
3-month SEK-STIBOR	0.175%	2/9/2026	SKr1,134,200	477	—	477
3-month SEK-STIBOR	0.179%	2/9/2026	567,200	227	—	227
3-month SEK-STIBOR	0.185%	2/11/2026	568,700	211	—	211
3-month SEK-STIBOR	0.189%	2/11/2026	568,800	200	—	200
5.39%	28-day MXN-TIIE	3/6/2026	MXN300,000	(590)	—	(590)
5.395%	28-day MXN-TIIE	3/6/2026	1,000,000	(1,956)	—	(1,956)
5.43%	28-day MXN-TIIE	3/10/2026	540,000	(1,022)	—	(1,022)
5.455%	28-day MXN-TIIE	3/11/2026	202,000	(373)	—	(373)
5.4167%	28-day MXN-TIIE	3/11/2026	620,000	(1,191)	—	(1,191)
5.55%	28-day MXN-TIIE	3/12/2026	200,000	(331)	—	(331)
5.50%	28-day MXN-TIIE	3/12/2026	260,000	(457)	—	(457)
5.6275%	28-day MXN-TIIE	3/12/2026	405,000	(608)	—	(608)
5.63%	28-day MXN-TIIE	3/13/2026	205,000	(307)	—	(307)
5.62%	28-day MXN-TIIE	3/13/2026	305,000	(463)	—	(463)
5.6412%	28-day MXN-TIIE	3/13/2026	463,000	(682)	—	(682)
6.20%	28-day MXN-TIIE	3/19/2026	182,000	(65)	—	(65)
6.17%	28-day MXN-TIIE	3/19/2026	184,000	(77)	—	(77)
6.105%	28-day MXN-TIIE	3/19/2026	176,000	(97)	—	(97)
6.08%	28-day MXN-TIIE	3/19/2026	188,000	(113)	—	(113)
6.05%	28-day MXN-TIIE	3/19/2026	184,000	(121)	—	(121)
6.03%	28-day MXN-TIIE	3/19/2026	840,000	(588)	—	(588)
6.08%	28-day MXN-TIIE	3/20/2026	182,300	(109)	—	(109)
5.815%	28-day MXN-TIIE	4/9/2026	455,000	(529)	—	(529)
5.82%	28-day MXN-TIIE	4/9/2026	1,355,000	(1,562)	—	(1,562)
5.73%	28-day MXN-TIIE	4/10/2026	666,700	(891)	—	(891)
5.734%	28-day MXN-TIIE	4/10/2026	1,125,000	(1,494)	—	(1,494)
6.35%	28-day MXN-TIIE	6/12/2026	269,000	(33)	—	(33)
6.435%	28-day MXN-TIIE	6/15/2026	365,000	18	—	18
6.42%	28-day MXN-TIIE	6/15/2026	542,000	9	—	9
6.3967%	28-day MXN-TIIE	6/15/2026	272,000	(9)	—	(9)
6.49%	28-day MXN-TIIE	6/16/2026	181,000	30	—	30
6.55%	28-day MXN-TIIE	6/17/2026	410,000	119	—	119
6.5375%	28-day MXN-TIIE	6/17/2026	136,000	36	—	36
6.50%	28-day MXN-TIIE	6/17/2026	131,300	24	—	24
6.47%	28-day MXN-TIIE	6/17/2026	134,200	16	—	16
6.50%	28-day MXN-TIIE	6/18/2026	262,700	48	—	48
6.55%	28-day MXN-TIIE	6/18/2026	132,700	38	—	38
6.69%	28-day MXN-TIIE	6/19/2026	357,500	208	—	208
6.715%	28-day MXN-TIIE	6/19/2026	267,200	170	—	170
American Funds Inflation Linked Bond Fund — Page 8 of 12

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 8/31/2021 (000)
6.71%	28-day MXN-TIIE	6/19/2026	MXN178,800	$112	$—	$112
6.65%	28-day MXN-TIIE	6/19/2026	178,800	89	—	89
6.633%	28-day MXN-TIIE	6/25/2026	387,400	178	—	178
6.6175%	28-day MXN-TIIE	6/25/2026	372,600	159	—	159
6.64%	28-day MXN-TIIE	6/25/2026	140,500	67	—	67
6.585%	28-day MXN-TIIE	6/25/2026	114,200	41	—	41
6.59%	28-day MXN-TIIE	6/25/2026	87,000	32	—	32
6.58%	28-day MXN-TIIE	6/25/2026	93,400	32	—	32
6.63%	28-day MXN-TIIE	6/26/2026	397,000	180	—	180
3-month USD-LIBOR	0.64%	3/30/2027	$127,000	2,049	—	2,049
U.S. EFFR	2.045%	11/2/2027	33,700	(2,545)	—	(2,545)
2.91%	3-month USD-LIBOR	2/1/2028	70,300	5,603	—	5,603
2.908%	3-month USD-LIBOR	2/1/2028	70,300	5,597	—	5,597
2.925%	3-month USD-LIBOR	2/1/2028	56,200	4,521	—	4,521
2.92%	3-month USD-LIBOR	2/2/2028	53,200	4,265	—	4,265
28-day MXN-TIIE	6.95%	3/22/2030	MXN775,250	(365)	—	(365)
U.S. EFFR	0.666%	11/19/2030	$118,200	4,205	—	4,205
3-month USD-LIBOR	1.83%	8/17/2031	58,000	(2,840)	—	(2,840)
3-month USD-LIBOR	2.986%	2/1/2038	33,900	(3,097)	—	(3,097)
3-month USD-LIBOR	2.9625%	2/1/2038	42,100	(3,760)	—	(3,760)
3-month USD-LIBOR	2.963%	2/1/2038	42,200	(3,771)	—	(3,771)
3-month USD-LIBOR	2.967%	2/2/2038	32,800	(2,942)	—	(2,942)
U.S. EFFR	0.6193%	4/6/2050	30,300	5,932	—	5,932
U.S. EFFR	0.60602%	4/6/2050	13,870	2,760	—	2,760
U.S. EFFR	0.61692%	4/6/2050	12,500	2,455	—	2,455
6-month EURIBOR	0.0897%	6/4/2050	€22,000	1,626	—	1,626
1.1295%	3-month USD-LIBOR	10/19/2050	$27,400	(3,508)	—	(3,508)
6-month EURIBOR	0.0175%	12/3/2050	€57,050	5,630	—	5,630
6-month EURIBOR	0.006%	12/3/2050	5,400	554	—	554
6-month EURIBOR	0.071%	1/14/2051	51,920	4,179	—	4,179
6-month EURIBOR	0.068%	1/15/2051	56,080	4,571	—	4,571
					$—	$23,195
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 8/31/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 8/31/2021 (000)
CDX.NA.IG.36	1.00%/Quarterly	6/20/2026	$3,724,655	$(94,450)	$(82,681)	$(11,769)
Investments in affiliates8

	Value of affiliate at 12/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 8/31/2021 (000)	Dividend income (000)
Short-term securities 2.60%
Money market investments 2.60%
Capital Group Central Cash Fund 0.06%[7]	$357,194	$4,276,612	$4,316,349	$29	$22	$317,508	$199
American Funds Inflation Linked Bond Fund — Page 9 of 12

unaudited
[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $219,154,000, which represented 1.80% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $519,043,000, which represented 4.26% of the net assets of the fund.
[4]	Step bond; coupon rate may change at a later date.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Rate represents the seven-day yield at 8/31/2021.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
American Funds Inflation Linked Bond Fund — Page 10 of 12

unaudited
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $15,373,695,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $1,778,892,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $13,054,212,000 and $2,351,661,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$10,034,253	$—	$10,034,253
Corporate bonds, notes & loans	—	625,027	—	625,027
Bonds & notes of governments & government agencies outside the U.S.	—	613,714	—	613,714
Asset-backed obligations	—	280,660	—	280,660
Mortgage-backed obligations	—	157,212	—	157,212
Municipals	—	105,327	—	105,327
Short-term securities	317,508	—	—	317,508
Total	$317,508	$11,816,193	$—	$12,133,701
American Funds Inflation Linked Bond Fund — Page 11 of 12

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$12,834	$—	$—	$12,834
Unrealized appreciation on open forward currency contracts	—	17,612	—	17,612
Unrealized appreciation on interest rate swaps	—	76,642	—	76,642
Liabilities:
Unrealized depreciation on futures contracts	(35,943)	—	—	(35,943)
Unrealized depreciation on open forward currency contracts	—	(9,691)	—	(9,691)
Unrealized depreciation on interest rate swaps	—	(53,447)	—	(53,447)
Unrealized depreciation on credit default swaps	—	(11,769)	—	(11,769)
Total	$(23,109)	$19,347	$—	$(3,762)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviations and symbols
AUD = Australian dollars	JPY/¥ = Japanese yen
Auth. = Authority	KRW = South Korean won
BBR = Bank Base Rate	LIBOR = London Interbank Offered Rate
CAD = Canadian dollars	MXN = Mexican pesos
CLO = Collateralized Loan Obligations	NOK = Norwegian kroner
CLP = Chilean pesos	NZD/NZ$ = New Zealand dollars
CNH/CNY = Chinese yuan renminbi	PHP = Philippine pesos
COP = Colombian pesos	Ref. = Refunding
EFFR = Effective Federal Funds Rate	Rev. = Revenue
EUR/€ = Euros	RUB = Russian rubles
EURIBOR = Euro Interbank Offered Rate	SEK/SKr = Swedish kronor
Facs. = Facilities	SOFR = Secured Overnight Financing Rate
FRA = Forward Rate Agreement	STIBOR = Stockholm Interbank Offered Rate
G.O. = General Obligation	TIIE = Equilibrium Interbank Interest Rate
GBP/£ = British pounds	USD/$ = U.S. dollars
IDR = Indonesian rupiah
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-060-1021O-S85308	American Funds Inflation Linked Bond Fund — Page 12 of 12